Retirement Plan	12 Months Ended
Jan. 31, 2021
Retirement Benefits [Abstract]
Retirement Plan
5.	Retirement Plan
The Company maintains a defined contribution 401(k) profit sharing plan (the Plan) for all employees who are over the age of 21. Participants may make voluntary contributions up to the maximum amount allowable by law. The Company may make contributions to the Plan determined by safe harbor matching and vest to the participants ratably over a four-year period, beginning with the second year of participation. The Company recorded contributions to the Plan of $1,680 and $1,209 for the years ended January 31, 2021 and January 31, 2020, respectively.